Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	Victory Institutional Funds
Central Index Key	0001289876
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Mar. 01, 2015
Institutional Diversified Stock Fund | Class A
Risk/Return:
Trading Symbol	VIDSX